19. EMPLOYEES BENEFITS (Details 7) - Number		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Medical plan [Member]
Economic hypothesis
Discount rate		7.68%		7.39%
Inflation rate		3.25%		3.80%
Medical inflation		6.35%		6.91%
Wage growth rate
F.G.T.S. balance growth
Demoraphic data
Number of active participants		1,245		1,115
Number of assisted beneficiary participants		559		572
Medical plan [Member] | Schedule of turnover - BRF's historical [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical		2,020		2,019
Medical plan [Member] | Schedule of mortality [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical		AT-2000 smoothed by 10%		AT-2000
F.G.T.S. Penalty [Member]
Economic hypothesis
Discount rate		6.51%		6.07%
Inflation rate		3.25%		3.80%
Medical inflation
Wage growth rate		3.25%		4.02%
F.G.T.S. balance growth		3.80%		3.90%
Demoraphic data
Number of active participants		93,245		86,849
F.G.T.S. Penalty [Member] | Schedule of turnover - BRF's historical [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical		2,020		2,019
F.G.T.S. Penalty [Member] | Schedule of mortality [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical		AT-2000 smoothed by 10%		AT-2000
F.G.T.S. Penalty [Member] | Schedule of disabled [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical		RRB-44		RRB-44
Other [Member]
Economic hypothesis
Discount rate	[1]	6.51%		6.07%
Inflation rate	[1]	3.25%		3.80%
Medical inflation			[1]
Wage growth rate	[1]	3.25%		4.02%
F.G.T.S. balance growth			[1]

[1]	Includes retirement compensation and life insurance benefits.